Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Examination [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 38,600,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	1,300,000	400,000	500,000
Deferred Tax Asset, valuation allowance release, amount previously determined to be unusable	1,200,000
Valuation Allowance, Deferred Tax Asset Increase Related to Stock-based Compensation Cost			0
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	1,000,000	1,300,000
Federal income tax provision at statutory rate	(3,013,000)	(20,719,000)	(48,416,000)
State income taxes, net of federal benefit	(703,000)	(2,197,000)	(5,366,000)
Nondeductible expenses	(280,000)	(220,000)	(2,671,000)
Impairment of intangible assets	0	0	1,711,000
Net change to valuation allowance	1,348,000	370,000	351,000
Change in state tax rate	1,985,000	(185,000)	(657,000)
Uncertain tax positions	1,893,000	1,220,000	0
Other	101,000	0	(108,000)
Total income tax (provision) benefit	1,331,000	(21,731,000)	(56,867,000)
Valuation Allowance, Deferred Tax Asset Decrease Related to Operating Loss Carryforwards	0		900,000
Unrecognized tax benefits
Balance at the beginning of period	24,560,000	18,367,000	1,315,000
Adjustment to tax positions under purchase accounting	399,000	7,812,000	17,630,000
Additions for tax positions of prior years	19,000	192,000	185,000
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(1,578,000)	(1,811,000)	(763,000)
Balance at the end of period	23,400,000	24,560,000	18,367,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	700,000	600,000
Unrecognized Tax Benefits, Income Tax Penalties Accrued	$ 800,000	$ 1,100,000